Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenues	$ 123,133	$ 107,100	$ 95,778
Cost of revenues	100,627	86,539	75,559
Gross profit	22,506	20,561	20,219
Operating expenses	15,278	14,231	14,082
Operating profit	7,228	6,330	6,137
Interest expense, net	557	584	536
Loss on early extinguishment of debt	348
Income before income tax provision	6,323	5,746	5,601
Income tax provision	2,441	2,258	2,179
Income from continuing operations	3,882	3,488	3,422
Income (loss) from discontinued operations, net of tax	(7)	(31)	2
Net income	3,875	3,457	3,424
Net loss attributable to noncontrolling interest	2	4	3
Net income attributable to CVS Caremark	$ 3,877	$ 3,461	$ 3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.06	$ 2.61	$ 2.51
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.05	$ 2.59	$ 2.51
Weighted average common shares outstanding (in shares)	1,271	1,338	1,367
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.03	$ 2.59	$ 2.49
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.03	$ 2.57	$ 2.49
Weighted average common shares outstanding (in shares)	1,280	1,347	1,377
Dividends declared per common share	$ 0.65	$ 0.50	$ 0.35